SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Non-Operating Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of supplementary financial statement information [Abstract]
Changes in fair value of warrants	$ (11,054)	$ 6,425	$ (1,936)
Issuance costs	0	(762)	0
Other	235	7	106
Non-operating income, net	$ (10,819)	$ 5,670	$ (1,830)